UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  028-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

 /s/ Eamon Smith     New York, New York/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $157,312 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACQUITY GROUP LTD              SPONSORED ADR    00489C103     2288   296800 SH       SOLE                   296800
ANGIES LIST INC                COM              034754101    13550  1130067 SH       SOLE                  1130067
BAIDU INC                      SPON ADR REP A   056752108     2507    25000 SH       SOLE                    25000
BOYD GAMING CORP               COM              103304101     4014   604500 SH       SOLE                   604500
CONSTANT CONTACT INC           COM              210313102     3553   250000 SH       SOLE                   250000
CORNERSTONE ONDEMAND INC       COM              21925Y103     2953   100000 SH       SOLE                   100000
CTRIP COM INTL LTD             AMERICAN DEP SHS 22943F100     3626   160000 SH       SOLE                   160000
DEX ONE CORP                   COM              25212W100     3162  2000954 SH       SOLE                  2000954
DISH NETWORK CORP              CL A             25470M109     3640   100000 SH       SOLE                   100000
EXPEDIA INC DEL                COM NEW          30212P303     4608    75000 SH       SOLE                    75000
GEEKNET INC                    COM NEW          36846Q203    10445   648746 SH       SOLE                   648746
GOOGLE INC                     CL A             38259P508    10611    15000 SH       SOLE                    15000
GROUPON INC                    COM CL A         399473107     9720  2000000 SH       SOLE                  2000000
HSN INC                        COM              404303109     2754    50000 SH       SOLE                    50000
INTERCONTINENTAL HTLS GRP PL   SPON ADR NEW 12  45857P400     1739    62500 SH       SOLE                    62500
LAMAR ADVERTISING CO           CL A             512815101     7750   200000 SH       SOLE                   200000
LAS VEGAS SANDS CORP           COM              517834107     2308    50000 SH       SOLE                    50000
LEAP WIRELESS INTL INC         COM NEW          521863308     3658   550000 SH       SOLE                   550000
MAKEMYTRIP LIMITED MAURITIUS   SHS              V5633W109     2306   185400 SH       SOLE                   185400
MCCLATCHY CO                   CL A             579489105     5686  1738943 SH       SOLE                  1738943
MELCO CROWN ENTMT LTD          ADR              585464100     6736   400000 SH       SOLE                   400000
MERCADOLIBRE INC               COM              58733R102     1964    25000 SH       SOLE                    25000
MGM RESORTS INTERNATIONAL      COM              552953101     3767   323661 SH       SOLE                   323661
NII HLDGS INC                  CL B NEW         62913F201     2524   353938 SH       SOLE                   353938
OPENTABLE INC                  COM              68372A104     2440    50000 SH       SOLE                    50000
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109     2969   100000 SH       SOLE                   100000
REACHLOCAL INC                 COM              75525F104     1937   150000 SH       SOLE                   150000
SINA CORP                      ORD              G81477104     5022   100000 SH       SOLE                   100000
SOHU COM INC                   COM              83408W103     3551    75000 SH       SOLE                    75000
SOUFUN HLDGS LTD               ADR              836034108     3750   150000 SH       SOLE                   150000
TASER INTL INC                 COM              87651B104     2235   250000 SH       SOLE                   250000
TELETECH HOLDINGS INC          COM              879939106     2172   122000 SH       SOLE                   122000
TIVO INC                       COM              888706108     3693   300000 SH       SOLE                   300000
VIRGIN MEDIA INC               COM              92769L101     3675   100000 SH       SOLE                   100000
VONAGE HLDGS CORP              COM              92886T201     5208  2197396 SH       SOLE                  2197396
YAHOO INC                      COM              984332106     2985   150000 SH       SOLE                   150000
YOUKU TUDOU INC                SPONSORED ADR    98742U100     1806    99000 SH       SOLE                    99000